AUDITORS’ REMUNERATION	12 Months Ended
Jun. 30, 2024
Auditors Remuneration
AUDITORS’ REMUNERATION

29. AUDITORS’ REMUNERATION

	2024 A$	2023 A$	2022 A$
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit (1)	-	-	20,000
Grant Thornton Audit Pty Ltd in respect of:
Audit (1)	332,706	320,569	241,882
All other fees (2)	-	-	30,000
Total remuneration in respect of audit services	332,706	320,569	305,833

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

29. AUDITORS’ REMUNERATION (cont.)

(1)	Audit fees consist of services that would normally be provided in connection with statutory, half year review, and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(2)	All other fees consist of fees billed for financial and information technology due diligence services in respect of the Company’s acquisition of the business and assets associated with the EasyDNA brand that completed on August 13, 2021.